Consolidated Statements of Stockholders' Deficit and Members' Interests - USD ($)	Common Stock	Common Stock Payable [Member]	Additional Paid-In Capital	Non-controlling Interests	Accumulated Deficit	Total
Beginning Balance, Shares at Apr. 30, 2014	57,188,313
Beginning Balance, Amount at Apr. 30, 2014	$ 57,189	$ 90,000	$ 19,700,591	$ (368,178)	$ (26,311,270)	$ (6,316,975)
Beneficial conversion feature on convertible note			114			114
Net (loss)				(6,603)	(1,321,842)	(1,328,445)
Ending Balance, Shares at Apr. 30, 2015	57,188,313
Ending Balance, Amount at Apr. 30, 2015	$ 57,189	90,000	20,215,398	(374,781)	(27,633,112)	(7,645,306)
Adjustment to shares, Shares	(40,000)
Adjustment to shares, Amount	$ (39)		39
Related party debt forgiven and contributed to capital			2,212,721			2,212,721
Shares issued to related party for conversion of preferred stock and accrued dividends, Shares	123,283,700
Shares issued to related party for conversion of preferred stock and accrued dividends, Amount	$ 123,284		1,725,972			1,849,256
Conversion of related party convertible notes payable to common stock payable		2,925,000				2,925,000
Cash for common stock payable		75,000				75,000
Services for common stock payable		13,815				13,815
Conversion of accrued expenses to common stock payable		$ 291,668				291,668
Net (loss)				(1,838)	(2,522,015)	(2,523,853)
Ending Balance, Shares at Apr. 30, 2016	180,432,013
Ending Balance, Amount at Apr. 30, 2016	$ 180,434		$ 24,154,130	$ (376,619)	$ (30,155,127)	$ (2,801,699)